Regulatory Matters (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
3.2% Senior Notes due 2049
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.20%
Long-term Debt, Gross	$ 140.0
Tax-exempt First Mortgage Bonds - rates from: 2.49% - 2.93% (a) and 1.29% - 1.42% (b)
Debt Instrument [Line Items]
Long-term Debt, Gross		$ 140.0
One Point One Six To Two Point Four Seven Bonds Maturing In August Two Thousand Twenty | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	2.47%
One Point One Six To Two Point Four Seven Bonds Maturing In August Two Thousand Twenty | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	1.16%
Two Point Four To Three Point Zero Seven Bonds Maturing In August Two Thousand Twenty | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		3.07%
Two Point Four To Three Point Zero Seven Bonds Maturing In August Two Thousand Twenty | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage		2.40%
THE DAYTON POWER AND LIGHT COMPANY [Member] | 3.95% Senior Notes due 2049 [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	3.95%
Long-term Debt, Gross	$ 425.0